Shareholders' Equity	12 Months Ended
Dec. 31, 2015
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY

NOTE 12:-    SHAREHOLDERS' EQUITY

a.	Ordinary Shares:

1.	Issuance of Ordinary Shares to directors and service provides:

During year ended December 31, 2013 the Company issued:

i.	20,932 Ordinary shares to Cukierman & Co, in consideration for non-exclusive investment-banking services and business development services to the Company (see note 16a);
ii.	7,787 Ordinary shares to Edouard Cukierman pursuant to his Active Chairman Agreement (see note 16b); and
iii.	9,868 Ordinary shares and 1,219 shares to THCAP pursuant to a service agreement (see note 16c) and as a directors fee, respectively.

During the year ended December 31, 2014 the Company issued:

i.	17,747 Ordinary Shares to Cukierman & Co, in consideration for non-exclusive investment-banking services and business development services to the Company (see note 16a);
ii.	17,079 Ordinary Shares to Edouard Cukierman pursuant to his Active Chairman Agreement (see note 16b);
iii.	6,004 Ordinary Shares and 2,405 Ordinary Shares to THCAP pursuant to a service agreement (see note 16c) and as a directors fee, respectively; and
iv.	2,652 Ordinary Shares to other board members as a director's fee.

During the year ended December 31, 2015, the Company issued 4,065 Ordinary Shares to Cukierman & Co, in consideration for non-exclusive investment-banking services and business development services to the Company (see note 16a).

2.

Issuance of Ordinary Shares in connection with Standby Equity Distribution Agreement

On each of June 18, 2013, February 3, 2014 and February 17, 2015, the Company entered into a Standby Equity Distribution Agreement ("SEDA"), with YA Global Master SPV Ltd. ("YA" or "YA Global") for the sale of up to $600, $2,000 and $1,300, respectively, of its Ordinary Shares to YA. The Company may affect the sale, at its sole discretion, during a two-year period for the 2013 SEDA, three-year period for the 2014 SEDA and three-year and three months period for the 2015 SEDA, beginning on the date on which the Securities and Exchange Commission first declares effective a registration statement registering the resale of the Company’s Ordinary Shares by YA.

For each Ordinary Share purchased under the SEDA, YA will pay 95% for 2013, 2014 SEDA and 93% for 2015 SEDA, of the lowest daily VWAP (as defined below) of the Ordinary Shares during the five consecutive trading days following the date of an advance notice from the Company (provided such VWAP is greater than or equal to 90% of the last closing price of the Ordinary shares at the time of delivery of the advance notice). Notwithstanding the forgoing, the notice shall not exceed $150 for the 2013 SEDA, $500 for the 2014 SEDA and $500 for the 2015 SEDA. "VWAP" is defined as of any date, to be such date's daily dollar volume-weighted average price of the Ordinary Shares as reported by Bloomberg, LP.  The Company may terminate the SEDA at any time upon prior notice to YA Global, as long as there are no advance notices outstanding and the company has paid to YA all amounts then due.

In connection with the 2013, 2014 and 2015 SEDA, the Company issued Ordinary shares to YA as a commitment fee of 7,500, 13,711 and 28,930, respectively.

During the years 2013 through 2015, the Company issued to YA 509,947 Ordinary Shares, for a total amount of $1,798.

3.	On February 3, 2014, the Company entered into a Note Purchase Agreement with YA under which YA provided the Company with a one year bridge loan in the amount of $500. The bridge loan was repayable in nine equal monthly installments commencing three months after the receipt of the loan and was paid in full throughout February 2015. The Company paid a commitment fee by issuance to YA of 2,500 Ordinary shares.

4.	On November 27, 2014, the Company entered into a Share Purchase Agreement, for the sale to Novel Infrastructure, Ltd. ("Novel") of 128,147 Ordinary Shares for $500. The issuance costs related to this transaction were $33.

5.	On June 10, 2015, the Company entered into a Share Purchase Agreement with certain investors, including YA Global, members of management, and certain business partners of the Company, under which the Company issued 244,630 Ordinary Shares and raised an aggregate amount $573, net of $16 issuance expenses, at a price per share of $2.406.

6.	On January 8, 2015, the Company’s Board of Directors approved an increase of 1,500,000 Ordinary Shares in the Company's authorized share capital, from 2,500,000 authorized shares to 4,000,000 authorized shares

b.	Warrants to shareholders

The Company's outstanding warrants to shareholders as of December 31, 2015 are as follows:

Outstanding and exercisable warrants	Weighted average exercise price of outstanding warrants	Weighted average Remaining contractual life (years)
161,000	7.43	1.56

In January 2014, the Company requested warrant holders who hold 161,000 warrants to defer registration of the shares underlying the warrants issued to them in order to enable the Company to register shares in connection with its Standby Equity Distribution Agreement with YA. In connection with such deferral, the warrants' exercise period was extended by an additional two years (to July 2017) and the exercise price was reduced from $11 to $7.43.  The warrant holders have agreed to this arrangement, and it was approved by the Company's Audit Committee and Board of Directors. The extension of warrants held by Telegraph Hill Capital, an affiliate of a former member of the Company's Board of Directors, was approved also at the Company's shareholders meeting.

c.	Stock option plans:

In December 2012, the Company's shareholders approved a 10-year extension to the 2003 Israeli Stock Option Plan ("the Plan"), until May 31, 2023. Under the Plan, 275,000 Ordinary Shares were reserved for purchase by the employees and directors of the Company and its subsidiaries. Any option which is canceled or forfeited before expiration will become available for future grants.

As of December 31, 2015 there are no options available for future grants under the Plan. Each option granted under the Plan expires between 2-10 years from the date of the grant. The options vest gradually over a period of up to four years.

A summary of the Company's employee and director stock option activity and related information for the year ended December 31, 2015, is as follows:

	Number of options	Weighted- average exercise price	Number of options	Weighted- average exercise price	Number of options	Weighted- average exercise price
	2015		2014		2013
Outstanding - beginning of year	136,256	$9.62	144,726	$14.80	93,512	$23.45
Changes during the year:
Granted	109,625	$2.78	16,125	$5.70	90,000	$3.87
Exercised	-	$-	-	$-	(30,574)	$2.84
Forfeited	(6,987)	$12.49	(24,595)	$37.55	(8,212)	$37.52

Outstanding - year end	238,894	$6.65	136,256	$9.62	144,726	$14.8

Vested and expected to vest	88,766	$12.47	58,982	$16.64	47,614	$37.09
Exercisable at year end	88,766	$12.47	136,256	$9.62	47,614	$37.09

During years 2015, 2014, and 2013, stock-based compensation expense related to employees and directors stock options amounted to $119, $100 and $23, respectively, and is included in general and administrative expenses within the statement of operations.

The weighted-average grant-date fair value of options granted during the years ended December 31, 2015, 2014 and 2013 was $ 2.43, $5.32 and $4.18, respectively. The weighted-average grant-date fair value of unvested options as of December 31, 2015 was $2.99. The aggregate intrinsic value of the outstanding options as of December 31, 2015, 2014 and 2013 is $0, $0 and $378, respectively. The aggregate intrinsic value represents the total intrinsic value (the difference between the fair market value of the Company's Ordinary Shares on December 31, 2015 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2015.

No options were exercised during the years ended on December 31, 2015 and 2014. As of December 31, 2015 and December 31, 2014, there were a total of $187 and $182, respectively, of unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company's Plan. That cost is expected to be recognized through 2018.

No cash was received from exercise of options in the years ended December 31, 2015 and 2014.

Options granted to employees and directors that are outstanding as of December 31, 2015 broken into exercise prices, are as follows:

				Weighted average
	Options	Weighted	Options	Remaining
	outstanding	average	exercisable	Contractual
	as of	remaining	as of	life of options
Exercise	December 31,	contractual	December 31,	exercisable
Price	2015	life (years)	2015	(years)

2.237	26,625	4.81	-	-
2.96	83,000	4.30	-	-
3.23	375	1.14	375	1.14
3.40	375	0.97	375	0.97
3.88	375	3.88	125	3.88
3.88	90,000	2.85	59,999	2.85
4.02	5,000	3.55	1,666	3.55
6.67	10,000	3.28	3,332	3.28
6.67	375	3.28	125	3.28
8.00	5,749	0.25	5,749	0.25
33.60	3,750	2.24	3,750	2.24
50.40	13,170	1.31	13,170	1.31
60.00	100	0.24	100	0.24

Grand Total	238,894	3.45	88,766	2.44

d.	Warrants issued to service providers and debt providers:

The Company accounts for warrants issued to service providers and debt providers in accordance with the provisions of ASC 505-50, "Equity-Based Payments to Non-Employees. The fair value for these warrants was estimated at the date of grant using the Black-Scholes option pricing model. All warrants were fully vested as of December 31, 2015. There were no expenses related to these warrants in years ended December 31, 2015, 2014 and 2013.

No warrants were granted during the years 2015, 2014 and 2013 to service and debt providers.

The Company's outstanding warrants to service providers as of December 31, 2015 are as follows:

Exercise price	Warrants* outstanding	Weighted average remaining Contractual life (years)
$10	5,000	0.59

*	All warrants are exercisable as of December 31, 2015.